Acquisition - Additional Information (Detail) - USD ($) $ in Thousands						12 Months Ended
	Dec. 05, 2014	Feb. 10, 2014	Aug. 27, 2013	Jul. 23, 2013	Feb. 10, 2012	Jun. 30, 2015	Jun. 30, 2014
Business Acquisition [Line Items]
Acquisition expenses						$ 3	$ 282
Gain on bargain purchase of acquired assets (net of tax)							$ 2,762
Covenants not to compete
Business Acquisition [Line Items]
Estimated useful life of intangible assets						1 year
Contract rights
Business Acquisition [Line Items]
Estimated useful life of intangible assets						12 years	14 years
Dalton Bus Line Limited
Business Acquisition [Line Items]
Business acquisition aggregate purchase price	$ 400
Purchase price, cash paid	400
Gain on acquisition						$ 100
Purchase price allocated to amortizable intangible assets	$ 10
Dalton Bus Line Limited | Covenants not to compete
Business Acquisition [Line Items]
Acquisition expenses						$ 3
Atlantic Express Transportation Corporation
Business Acquisition [Line Items]
Business acquisition aggregate purchase price		$ 17,200
Purchase price, cash paid		17,200
Acquisition expenses							$ 200
Purchase price allocated to amortizable intangible assets		1,736
Gain on bargain purchase of acquired assets (net of tax)					$ 2,800
Atlantic Express Transportation Corporation | Contract rights
Business Acquisition [Line Items]
Purchase price allocated to amortizable intangible assets		$ 1,736
Estimated useful life of intangible assets		20 years
Williams Bus Lines Co
Business Acquisition [Line Items]
Business acquisition aggregate purchase price			$ 3,400
Purchase price, cash paid			$ 3,400
Acquisition expenses							47
Scholastic Bus Co
Business Acquisition [Line Items]
Business acquisition aggregate purchase price				$ 2,400
Purchase price, cash paid				2,200
Acquisition expenses							$ 27
Purchase price, deferred payments				$ 200